OFS Credit Company, Inc.

Schedule of Investments

July 31, 2022

(unaudited)

Company and Investment (1) (2)	Interest Rate /Effective Yield (3)	Spread Above Index (4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
CLO Debt Securities

LCM 31 CLO
Mezzanine Debt - Class E	9.79%	(L +7.08%)	12/18/2020	1/20/2032	$250,000	$248,182	$233,549	0.3%

VCP CLO II
Mezzanine Debt - Class E	10.91%	(L +8.40%)	2/19/2021	4/15/2031	500,000	487,972	468,680	0.5

Total CLO Debt Securities					$750,000	$736,154	$702,229	0.8%

CLO Equity Securities (6)

Allegro CLO VII, Ltd.
Subordinated Notes	14.09%		2/14/2019	6/13/2031	$3,100,000	$1,867,637	$1,185,054	1.2%

Allegro CLO 2021-2, Ltd.
Subordinated Notes	17.68%		8/23/2021	10/15/2034	5,000,000	3,949,463	3,613,826	3.9

Allegro CLO XV, LTD.
Subordinated Notes	15.81%		6/10/2022	7/20/2035	4,640,000	4,085,480	4,085,480	4.4

Anchorage Capital CLO 1-R Ltd.
Subordinated Notes	16.21%		10/5/2018	4/13/2031	2,100,000	1,397,338	1,174,614	1.3

Apex Credit CLO 2020 Ltd.
Subordinated Notes	18.37%		11/16/2020	10/20/2031	6,170,000	5,200,282	4,684,755	5.1

OFS Credit Company, Inc.

Schedule of Investments

July 31, 2022

(unaudited)

Company and Investment (1) (2)	Interest Rate /Effective Yield (3)	Spread Above Index (4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Apex Credit CLO 2021 Ltd.
Subordinated Notes	15.84%		5/28/2021	7/18/2034	7,140,000	5,693,406	4,788,482	5.2

Apex Credit CLO 2022-1A
Subordinated Notes	13.36%		4/28/2022	4/22/2033	8,833,176	7,239,140	7,239,140	7.8

Atlas Senior Loan Fund IX Ltd.
Subordinated Notes (7) (8)	0.00%		10/5/2018	4/20/2028	1,200,000	460,137	119,078	0.1

Atlas Senior Loan Fund X Ltd.
Subordinated Notes	9.42%		10/5/2018	1/15/2031	5,000,000	2,319,097	1,281,279	1.4

Atlas Senior Loan Fund XVII, Ltd.
Subordinated Notes	19.75%		9/20/2021	10/20/2034	6,000,000	4,632,971	4,521,098	4.9

Battalion CLO IX Ltd.
Subordinated Notes - Income	18.97%		10/10/2018	7/15/2031	1,079,022	665,273	471,188	0.5
Subordinated Notes	18.98%		10/10/2018	7/15/2031	1,770,978	1,091,837	773,352	0.8
					2,850,000	1,757,110	1,244,540	1.3
Battalion CLO XI Ltd.
Subordinated Notes	20.05%		3/20/2019	10/24/2029	5,000,000	3,989,276	3,615,524	3.9

Battalion CLO XIX Ltd.
Subordinated Notes	23.39%		3/16/2021	4/15/2034	5,000,000	2,944,665	3,161,079	3.4

BlueMountain Fuji U.S. CLO III, Ltd.
Subordinated Notes	21.32%		9/18/2019	1/15/2030	3,701,700	2,442,251	1,904,166	2.1

OFS Credit Company, Inc.

Schedule of Investments

July 31, 2022

(unaudited)

Company and Investment (1) (2)	Interest Rate /Effective Yield (3)	Spread Above Index (4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Crown Point CLO 4 Ltd.
Subordinated Notes	13.13%		3/22/2019	4/20/2031	5,000,000	3,314,738	2,104,961	2.3

Dryden 30 Senior Loan Fund
Subordinated Notes	48.95%		10/5/2018	11/15/2028	1,000,000	344,134	206,174	0.2

Dryden 38 Senior Loan Fund
Subordinated Notes	15.92%		10/5/2018	7/15/2030	2,600,000	1,435,015	1,011,673	1.1

Dryden 41 Senior Loan Fund
Subordinated Notes	19.87%		10/5/2018	4/15/2031	2,600,000	1,103,145	813,003	0.9

Dryden 53 CLO, Ltd.
Subordinated Notes - Income	21.59%		10/5/2018	1/15/2031	3,200,000	1,860,997	1,341,334	1.5
Subordinated Notes	25.13%		10/1/2019	1/15/2031	500,000	275,708	209,583	0.2
					3,700,000	2,136,705	1,550,917	1.7
Dryden 60 CLO, Ltd.
Subordinated Notes	19.24%		4/23/2021	7/15/2031	5,950,000	4,535,878	3,758,565	4.1

Dryden 76 CLO, Ltd.
Subordinated Notes	19.59%		9/27/2019	10/20/2032	2,250,000	1,725,260	1,569,932	1.7

Dryden 87 CLO, Ltd.
Subordinated Notes	17.46%		6/2/2021	5/20/2034	5,000,000	4,332,873	3,964,637	4.3

Dryden 95 CLO, Ltd.
Subordinated Notes	18.02%		7/29/2021	8/20/2034	6,000,000	4,891,877	4,508,015	4.9

OFS Credit Company, Inc.

Schedule of Investments

July 31, 2022

(unaudited)

Company and Investment (1) (2)	Interest Rate /Effective Yield (3)	Spread Above Index (4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Dryden 98 CLO, Ltd.
Subordinated Notes	14.00%		3/17/2022	4/20/2035	5,500,000	5,237,813	5,237,813	5.7

Elevation CLO 2017-7, Ltd.
Subordinated Notes (7) (8)	0.00%		10/5/2018	7/15/2030	2,800,897	884,797	253,469	0.3

Elevation CLO 2017-8, Ltd.
Subordinated Notes	13.35%		10/5/2018	10/25/2030	2,000,000	1,024,929	601,961	0.7

Elevation CLO 2021-12, Ltd.
Subordinated Notes	19.95%		5/26/2021	4/20/2032	3,500,000	2,470,575	1,953,329	2.1

Elevation CLO 2021-13, Ltd.
Subordinated Notes	18.81%		6/9/2021	7/15/2034	6,026,765	4,529,107	4,061,672	4.4

Elevation CLO 2021-14, Ltd.
Subordinated Notes	17.66%		10/29/2021	10/20/2034	7,237,500	5,698,060	5,276,611	5.7

Elevation CLO 2021-15, Ltd.
Subordinated Notes	17.94%		12/6/2021	1/5/2035	9,000,000	6,253,245	5,801,154	6.3

Flatiron CLO 2017-1, Ltd.
Subordinated Notes	21.41%		3/22/2019	5/15/2030	3,000,000	1,902,855	1,532,443	1.7

Flatiron CLO 18 Ltd.
Subordinated Notes	18.20%		10/5/2018	4/17/2031	4,500,000	3,256,950	2,585,846	2.8

Greenwood Park CLO, Ltd.
Subordinated Notes	16.77%		10/5/2018	4/15/2031	4,000,000	2,658,797	2,214,957	2.4

OFS Credit Company, Inc.

Schedule of Investments

July 31, 2022

(unaudited)

Company and Investment (1) (2)	Interest Rate /Effective Yield (3)	Spread Above Index (4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Halcyon Loan Advisors Funding 2018-1 Ltd.
Subordinated Notes	19.22%		3/20/2019	7/20/2031	3,000,000	1,935,608	1,349,608	1.5

HarbourView CLO VII-R, Ltd.
Subordinated Notes (7) (8)	0.00%		10/5/2018	11/18/2026	3,100,000	1,886,533	143,759	0.2

Jamestown CLO XVI, Ltd.
Subordinated Notes	20.12%		7/29/2021	7/25/2034	3,500,000	2,374,989	2,208,062	2.4

LCM 31 CLO
Subordinated Notes	24.59%		12/18/2020	1/20/2032	1,350,000	975,138	951,757	1.0

Madison Park Funding XXIII, Ltd.
Subordinated Notes	16.53%		10/5/2018	7/27/2047	4,000,000	2,569,276	2,129,539	2.3

Madison Park Funding XXIX, Ltd.
Subordinated Notes	17.60%		12/22/2020	10/18/2047	1,000,000	657,994	597,874	0.6

Marble Point CLO X Ltd.
Subordinated Notes	10.33%		10/5/2018	10/15/2030	7,000,000	3,640,846	1,862,468	2.0

Marble Point CLO XI Ltd.
Subordinated Notes - Income	6.87%		10/5/2018	12/18/2047	1,500,000	809,133	371,721	0.4

Marble Point CLO XX, Ltd.
Subordinated Notes	15.27%		4/9/2021	4/23/2051	5,125,000	3,943,541	3,214,124	3.5

OFS Credit Company, Inc.

Schedule of Investments

July 31, 2022

(unaudited)

Company and Investment (1) (2)	Interest Rate /Effective Yield (3)	Spread Above Index (4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Marble Point CLO XXI, Ltd.
Subordinated Notes	15.20%		8/24/2021	10/17/2051	5,250,000	4,150,963	3,424,681	3.7

Marble Point CLO XXIII Ltd.
Subordinated Notes	14.44%		12/3/2021	1/22/2052	1,750,000	1,443,678	1,214,786	1.3

MidOcean Credit CLO VII Ltd.
Subordinated Notes - Income (7) (8)	0.00%		3/20/2019	7/15/2029	3,275,000	1,228,875	359,937	0.4

MidOcean Credit CLO VIII Ltd.
Subordinated Notes - Income	17.13%		1/14/2019	2/20/2031	3,225,000	2,066,858	1,471,214	1.6

MidOcean Credit CLO IX Ltd.
Subordinated Notes - Income	18.30%		11/21/2018	7/20/2031	3,000,000	1,795,050	1,275,874	1.4

Niagara Park CLO, Ltd.
Subordinated Notes	21.18%		11/8/2019	7/17/2032	4,500,000	3,440,970	3,380,772	3.7

Octagon Investment Partners 39, Ltd.
Subordinated Notes	23.84%		2/27/2020	10/20/2030	3,600,000	2,121,257	1,799,202	1.9

Sound Point CLO IV-R, Ltd.
Subordinated Notes	7.66%		11/2/2018	4/18/2031	4,000,000	895,528	362,943	0.4

Steele Creek CLO 2022-1, Ltd.
Subordinated Notes	20.54%		3/1/2022	4/15/2035	5,000,000	3,592,316	3,424,831	3.7

THL Credit Wind River 2014-3 CLO Ltd.
Subordinated Notes	14.00%		10/10/2018	10/22/2031	2,778,000	1,455,300	947,991	1.0

OFS Credit Company, Inc.

Schedule of Investments

July 31, 2022

(unaudited)

Company and Investment (1) (2)	Interest Rate /Effective Yield (3)	Spread Above Index (4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Trinitas CLO VIII
Subordinated Notes	24.19%		4/28/2021	7/20/2117	2,800,000	1,576,158	1,262,669	1.4

Venture 33 CLO Limited
Subordinated Notes	24.94%		3/21/2019	7/15/2031	3,150,000	1,859,906	1,137,291	1.2

Vibrant CLO X Ltd.
Subordinated Notes	18.10%		5/23/2019	10/20/2031	8,000,000	4,429,893	2,992,671	3.2

Vibrant CLO XIII, Ltd.
Subordinated Notes	14.86%		6/3/2021	7/15/2034	5,000,000	4,106,179	3,307,654	3.6

Voya CLO 2017-4, Ltd.
Subordinated Notes	16.15%		10/5/2018	10/15/2030	1,000,000	637,237	367,460	0.4

Wind River 2015-1 CLO
Subordinated Notes	25.87%		4/28/2021	10/20/2030	2,600,000	1,214,342	1,014,980	1.1

Webster Park CLO
Subordinated Notes	19.42%		4/23/2021	1/20/2027	3,363,000	2,078,512	1,783,052	1.9

Zais CLO 3, Limited
Subordinated Notes - Income	11.56%		10/10/2018	7/15/2031	1,038,255	545,231	204,909	0.2
Subordinated Notes	11.56%		10/10/2018	7/15/2031	1,761,745	925,130	347,696	0.4
					2,800,000	1,470,361	552,605	0.6

OFS Credit Company, Inc.

Schedule of Investments

July 31, 2022

(unaudited)

Company and Investment (1) (2)	Interest Rate /Effective Yield (3)	Spread Above Index (4)	Initial Acquisition Date	Maturity	Principal Amount	Amortized Cost	Fair Value (5)	Percent of Net Assets
Total CLO Equity Securities					$242,066,038	$164,071,447	$134,534,772	145.7%

Loan Accumulation Facilities (9)

Anchorage Capital CLO 26, Ltd.
Loan Accumulation Facility	14.50%		5/16/2022	5/16/2024	$531,250	$531,250	$531,250	0.6%

Brightwood Capital MM CLO 2022-1, Ltd.
Loan Accumulation Facility	14.50%		1/5/2022	12/31/2032	7,500,000	7,500,000	7,500,000	8.1

Marble Point CLO XXV Ltd.
Loan Accumulation Facility	14.50%		4/4/2022	3/2/2023	4,000,000	4,000,000	4,000,000	4.3

Total Loan Accumulation Facilities					$12,031,250	$12,031,250	$12,031,250	13.0%

Other CLO equity-related investments
CLO other (10)	19.04%					$547,610	$634,955	0.7%

Total Investments					$254,847,288	$177,386,461	$147,903,206	160.2%

(1)	These investments are generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933, as amended.
(2)	We do not “control” and are not an “affiliate” of any of our portfolio investments, each as defined in the Investment Company Act of 1940, as amended. In general, under the Investment Company Act of 1940, as amended, we would be presumed to “control” a portfolio investment if we owned 25% or more of its voting securities and would be an “affiliate” of a portfolio investment if we owned 5% or more of its voting securities.

(3)	The rate disclosed on CLO equity securities is the estimated effective yield, generally established at purchase and re-evaluated upon receipt of distributions, and based upon projected amounts and timing of future distributions and the projected amount and timing of terminal principal payments at the time of estimation. The estimated effective yield and investment cost may ultimately not be realized. Projected cash flows, including the amount and timing of terminal principal payments, which generally are projected to occur prior to the contractual maturity date, were utilized in deriving the effective yield of the investments. The rates disclosed on CLO debt securities reflects the contractual interest rate. The rate disclosed on Loan Accumulation Facilities represents the estimated yield to be earned on the investment. As of July 31, 2022, the Company's weighted-average effective yield on its total investments, based on current amortized cost, was 16.86%.
(4)	CLO debt securities bear interest at a rate determined by reference to three-month LIBOR (L) which resets quarterly. The rate provided for each CLO debt security is as of July 31, 2022.
(5)	The fair value of all investments was determined in good faith by the board of directors of the Company using significant, unobservable inputs.
(6)	Subordinated notes and income notes are considered CLO equity securities. CLO equity securities are entitled to recurring distributions, which are generally equal to the remaining cash flow payments made by underlying securities less contractual payments to debt holders and fund expenses.
(7)	As of July 31, 2022, the effective accretable yield has been estimated to be 0%, as the aggregate amount of projected distributions, including projected distributions related to liquidation of the underlying portfolio upon the security’s anticipated optional redemption, is less than current amortized cost. Projected distributions are periodically monitored and re-evaluated. All actual distributions will be recognized as reductions to amortized cost until such time, if and when occurring, a future aggregate amount of then-projected distributions exceeds the security’s then-current amortized cost.
(8)	Non-income producing.

(9) Loan Accumulation Facilities are financing structures intended to aggregate loans that are expected to form part of the portfolio of a future CLO. Investments in Loan Accumulation Facilities generally earn returns equal to the actual income earned on facility assets less costs and fees incurred on senior financing and manager costs. Income and return of capital distributions from investments in Loan Accumulation Facilities are generally received upon the earlier of the closing of the CLO securitization or liquidation of the underlying portfolio.

(10)	Fair value represents discounted cash flows associated with fees earned from CLO equity-related investments.